Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 17,385,966	$ 8,930,378
Adjustments to reconcile net income to cash provided by operating activities
Bad debts reversal	(76,492)
Inventory write-off		66,944
Depreciation and amortization	381,167	1,056,139
Asset disposal gain	(7,648,423)
Loss of input VAT credits	356,073
Share-based compensation	3,149,106	1,064,358
Amortization of discounts and issuance cost of the notes	8,550
Gain on changes in fair value of common stock purchase warrants liability	(759,471)
Changes in operating assets and liabilities:
Accounts receivable	4,994,861	4,911,580
Amounts due from related parties	83,849	1,242
Inventories	190,490	(241,435)
Prepaid expenses and other current assets	(2,258,602)	69,448
Accounts payable	(167,186)	40,749
Amounts due to related parties	(575,329)	(273,250)
Income tax payable	(50,424)	(547,080)
Accrued expenses and other current liabilities	(233,882)	(1,884,578)
Deferred grants	(728,818)	(231,742)
Net cash provided by operating activities	14,051,434	12,962,753
Cash flows from investing activities
Purchase of property and equipment	(11,695,448)
Proceeds from assets disposal	17,859,076
Net cash provided by investing activities	6,163,628
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes payable	2,025,000
Payments of issue costs of convertible promissory note	(162,000)
Repayment of bank borrowings		(434,519)
Repayment of advances from related parties		(4,269,277)
Net cash provided by (used in) financing activities	1,863,000	(4,703,796)
Effect of changes of foreign exchange rates on cash	121,781	1,425,107
Net increase in cash	22,199,843	9,684,064
Cash, beginning of year	23,963,861	14,297,797
Cash, end of year	46,163,704	23,963,861
Supplemental disclosures of cash flow information
Interest paid		1,766,399
Income taxes paid	3,774,917	2,999,802
Non-cash investing activities
Net liabilities acquired due to recapitalization		1,959
Warrants issued to third parties in conjunction with debt issuance	$ 1,888,106